FINANCE LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease liabilities [Abstract]
Finance lease transaction, Carrying value	$ 51	$ 1,459
Repayment of finance lease	3 and 5 years